FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Maximum exposure) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement Line Items [Line Items]
Trade receivables | ¥			¥ 3,956
Financial assets
- Normal | ¥	[1]		33		33
- Doubtful | ¥	[1]
Cash and cash equivalents
- Not yet past due | ¥			3,444		6,793	¥ 18,878	¥ 19,228
Total | ¥			7,433		6,826
USD [Member]
Statement Line Items [Line Items]
Trade receivables | $		$ 568
Financial assets
- Normal | $	[1]	5
- Doubtful | $	[1]
Cash and cash equivalents
- Not yet past due | $		495		$ 976
Total | $		1,068
ECLs Stage 1
Statement Line Items [Line Items]
Trade receivables | ¥			3,956
Financial assets
- Normal | ¥	[1]		33		33
- Doubtful | ¥	[1]
Cash and cash equivalents
- Not yet past due | ¥			3,444		6,793
Total | ¥			7,433		6,826
ECLs Stage 1 | USD [Member]
Statement Line Items [Line Items]
Trade receivables | $		568
Financial assets
- Normal | $	[1]	5
- Doubtful | $	[1]
Cash and cash equivalents
- Not yet past due | $		495
Total | $		1,068
ECLs Stage 2
Statement Line Items [Line Items]
Trade receivables | ¥
Financial assets
- Normal | ¥	[1]
- Doubtful | ¥	[1]
Cash and cash equivalents
- Not yet past due | ¥
Total | ¥
ECLs Stage 2 | USD [Member]
Statement Line Items [Line Items]
Trade receivables | $
Financial assets
- Normal | $	[1]
- Doubtful | $	[1]
Cash and cash equivalents
- Not yet past due | $
Total | $
ECLs Stage 3
Statement Line Items [Line Items]
Trade receivables | ¥
Financial assets
- Normal | ¥	[1]
- Doubtful | ¥	[1]
Cash and cash equivalents
- Not yet past due | ¥
Total | ¥
ECLs Stage 3 | USD [Member]
Statement Line Items [Line Items]
Trade receivables | $
Financial assets
- Normal | $	[1]
- Doubtful | $	[1]
Cash and cash equivalents
- Not yet past due | $
Total | $

[1]	The credit quality of the financial assets included in other receivables is considered to be "normal" when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be "doubtful".